UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment PortfolioDWS	as of January 31, 2013 (Unaudited)

Global Income Builder Fund

Shares	Value ($)
Common Stocks 56.8%
Consumer Discretionary 3.9%
Distributors 0.6%
Genuine Parts Co.	87,781	5,971,741
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*	8	0
Media 2.2%
Pearson PLC	548,076	10,375,060
Vertis Holdings, Inc.*	345	0
Wolters Kluwer NV	588,874	11,906,166

		22,281,226
Specialty Retail 0.6%
Staples, Inc. (a)	478,274	6,447,134
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	35,091	5,178,730

Consumer Staples 10.8%
Beverages 2.5%
PepsiCo, Inc.	353,925	25,783,436
Food Products 2.0%
Nestle SA (Registered)	144,271	10,129,889
Unilever NV (CVA)	263,653	10,667,624

		20,797,513
Household Products 3.5%
Procter & Gamble Co.	470,552	35,366,688
Tobacco 2.8%
Altria Group, Inc.	164,064	5,525,675
British American Tobacco PLC	280,892	14,608,524
Imperial Tobacco Group PLC	214,880	7,985,048

		28,119,247
Energy 7.3%
Energy Equipment & Services 2.0%
Transocean Ltd.	234,002	13,270,254
WorleyParsons Ltd.	288,012	7,585,413

		20,855,667
Oil, Gas & Consumable Fuels 5.3%
Canadian Natural Resources Ltd. (b)	222,000	6,704,070
Canadian Natural Resources Ltd. (a) (b)	87,791	2,653,044
ConocoPhillips	213,992	12,411,536
Enbridge, Inc. (a)	235,072	10,334,778
Phillips 66	181,645	11,002,238
TransCanada Corp. (a)	235,819	11,162,036

		54,267,702
Financials 6.0%
Commercial Banks 1.7%
Bank of Nova Scotia (a)	157,869	9,283,153
Toronto-Dominion Bank (a)	97,587	8,149,209

		17,432,362
Insurance 4.3%
PartnerRe Ltd.	240,229	21,065,681
Powszechny Zaklad Ubezpieczen SA	74,612	9,835,356
Sampo Oyj "A"	365,752	13,134,808

		44,035,845
Health Care 8.0%
Health Care Equipment & Supplies 1.2%
Stryker Corp.	201,561	12,627,797
Health Care Providers & Services 1.7%
Rhoen-Klinikum AG	815,942	17,117,670
Pharmaceuticals 5.1%
Novartis AG (Registered) (a)	265,117	18,042,580
Roche Holding AG (Genusschein)	85,838	18,952,209
Sanofi	151,491	14,766,818

		51,761,607
Industrials 3.7%
Aerospace & Defense 0.7%
BAE Systems PLC	1,249,236	6,719,882
Air Freight & Logistics 0.6%
Singapore Post Ltd.	6,335,000	6,194,224
Building Products 0.0%
Congoleum Corp.*	11,440	0
Industrial Conglomerates 2.4%
Koninklijke Philips Electronics NV	497,883	15,477,908
Smiths Group PLC	497,057	9,672,345

		25,150,253
Information Technology 5.9%
Computers & Peripherals 1.9%
Diebold, Inc.	291,000	8,567,040
Wincor Nixdorf AG	198,996	10,394,684

		18,961,724
IT Services 0.6%
Automatic Data Processing, Inc.	110,973	6,579,589
Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	714,469	15,032,428
Software 1.9%
Microsoft Corp.	705,897	19,390,991

Materials 4.6%
Chemicals 2.0%
Air Liquide SA	75,306	9,625,415
Air Products & Chemicals, Inc.	128,141	11,203,367

		20,828,782
Construction Materials 0.0%
Wolverine Tube, Inc.*	1,235	22,378
Containers & Packaging 1.2%
Sealed Air Corp.	390,544	7,310,984
Sonoco Products Co.	167,722	5,197,705

		12,508,689
Metals & Mining 1.4%
Franco-Nevada Corp. (a)	262,133	14,010,738

Telecommunication Services 2.4%
Diversified Telecommunication Services 0.8%
Belgacom SA (a)	262,123	8,000,684
Wireless Telecommunication Services 1.6%
NTT DoCoMo, Inc.	6,596	10,013,887
Vodafone Group PLC	2,425,083	6,619,494

		16,633,381
Utilities 4.2%
Electric Utilities 1.0%
Exelon Corp.	146,786	4,614,952
FirstEnergy Corp.	143,898	5,826,430

		10,441,382
Gas Utilities 2.4%
UGI Corp.	696,155	24,532,502
Multi-Utilities 0.8%
National Grid PLC	774,483	8,493,018

Total Common Stocks (Cost $530,511,401)	581,545,010
Preferred Stock 0.0%
Financials

Ally Financial, Inc. 144A, 7.0% (Cost $182,781)	195	190,326

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	35
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	57,540	25,663
Hercules Trust II, Expiration Date 3/31/2029*	506	3,908

		29,571

Total Warrants (Cost $90,209)		29,606

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 28.8%
Consumer Discretionary 3.0%
313 Group, Inc., 144A, 6.375%, 12/1/2019		195,000	191,100
AMC Entertainment, Inc., 8.75%, 6/1/2019		520,000	574,600
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	108,150
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		65,000	71,988
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (d)		190,000	194,750
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	75,250
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		350,000	343,021
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		2,630,000	2,643,150
10.0%, 12/15/2018		55,000	37,469
11.25%, 6/1/2017		230,000	246,100
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		250,000	265,000
CCO Holdings LLC:
5.25%, 9/30/2022		1,330,000	1,316,700
6.5%, 4/30/2021		780,000	834,600
6.625%, 1/31/2022		360,000	392,400
7.375%, 6/1/2020 (a)		3,610,000	4,016,125
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		225,000	224,437
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,105,000	1,157,487
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	24,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		130,000	137,150
Series B, 144A, 6.5%, 11/15/2022		345,000	367,425
Series A, 7.625%, 3/15/2020		20,000	20,700
Series B, 7.625%, 3/15/2020		1,190,000	1,243,550
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		310,000	310,377
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		700,000	698,250
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	139,588
7.125%, 2/1/2016		95,000	105,925
7.875%, 9/1/2019		1,120,000	1,324,400
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		100,000	63
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		390,000	404,625
Harron Communications LP, 144A, 9.125%, 4/1/2020		120,000	131,700
Hertz Corp.:
6.75%, 4/15/2019		1,230,000	1,334,550
144A, 6.75%, 4/15/2019		35,000	37,975
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		220,000	224,400
Libbey Glass, Inc., 6.875%, 5/15/2020		150,000	161,437
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		145,000	148,263
Mediacom LLC:
7.25%, 2/15/2022		20,000	21,800
9.125%, 8/15/2019		1,475,000	1,637,250
MGM Resorts International:
6.625%, 12/15/2021		595,000	612,850
144A, 6.75%, 10/1/2020		160,000	168,000
7.625%, 1/15/2017		1,530,000	1,677,262
8.625%, 2/1/2019 (a)		145,000	165,300
National CineMedia LLC, 6.0%, 4/15/2022		115,000	122,763
Netflix, Inc., 144A, 5.375%, 2/1/2021 (d)		245,000	243,775
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		290,000	297,975
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (a)		110,000	113,300
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		200,000	209,500
Regal Entertainment Group, 5.75%, 2/1/2025		50,000	49,500
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	21,600
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		1,000,000	1,022,500
Sonic Automotive, Inc., 7.0%, 7/15/2022		125,000	137,969
Sotheby's, 144A, 5.25%, 10/1/2022		190,000	195,225
Travelport LLC, 4.936% **, 9/1/2014		70,000	63,000
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		755,000	770,100
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	794,369
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	105,000
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	1,145,000	1,640,811
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	214,987
Whirlpool Corp., 4.7%, 6/1/2022		675,000	714,936

			30,506,977

Consumer Staples 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022	2,500,000	2,396,875
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021 (d)	185,000	186,619
ConAgra Foods, Inc., 3.25%, 9/15/2022	580,000	578,325
Constellation Brands, Inc., 6.0%, 5/1/2022	40,000	45,000
Del Monte Corp., 7.625%, 2/15/2019 (a)	455,000	474,337
Delhaize Group SA, 4.125%, 4/10/2019	715,000	743,568
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016	110,000	114,950
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020	230,000	250,125
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020	2,040,000	2,193,000
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022 (a)	500,000	610,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018	2,046,000	2,115,052
Smithfield Foods, Inc.:
6.625%, 8/15/2022	305,000	333,975
7.75%, 7/1/2017	95,000	109,963
Tops Holding Corp., 144A, 8.875%, 12/15/2017	100,000	107,500
TreeHouse Foods, Inc., 7.75%, 3/1/2018	20,000	21,650

		10,280,939

Energy 3.1%
Access Midstream Partners LP:
4.875%, 5/15/2023	245,000	243,775
6.125%, 7/15/2022	60,000	63,750
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022	190,000	200,925
8.625%, 10/15/2020	15,000	16,463
Cenovus Energy, Inc., 3.0%, 8/15/2022	840,000	830,717
Chaparral Energy, Inc., 144A, 7.625%, 11/15/2022	220,000	235,400
Continental Resources, Inc., 5.0%, 9/15/2022	165,000	175,725
Crosstex Energy LP, 144A, 7.125%, 6/1/2022	120,000	125,700
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	850,000	1,112,702
Denbury Resources, Inc., 4.625%, 7/15/2023 (d)	490,000	480,200
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019 (a)	715,000	743,600
Enterprise Products Operating LLC, 6.125%, 10/15/2039	860,000	1,008,154
EP Energy LLC:
6.875%, 5/1/2019	145,000	156,963
7.75%, 9/1/2022	165,000	177,375
9.375%, 5/1/2020	65,000	72,800
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK) (a)	435,000	439,350
EV Energy Partners LP, 8.0%, 4/15/2019	910,000	971,425
FMC Technologies, Inc., 3.45%, 10/1/2022	500,000	503,397
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021	245,000	261,537
144A, 9.75%, 7/15/2020	300,000	328,500
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020	20,000	21,400
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022	2,000,000	2,320,000
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021	245,000	246,838
Linn Energy LLC:
144A, 6.25%, 11/1/2019	2,690,000	2,683,275
6.5%, 5/15/2019	155,000	157,906
MarkWest Energy Partners LP, 5.5%, 2/15/2023	105,000	110,775
MEG Energy Corp., 144A, 6.375%, 1/30/2023	615,000	641,137
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020	215,000	234,350
Northern Oil & Gas, Inc., 8.0%, 6/1/2020	630,000	661,500
Oasis Petroleum, Inc., 7.25%, 2/1/2019	315,000	341,775
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019 (a)	555,000	567,487
11.5%, 8/1/2015	10,000	10,850
OGX Austria GmbH:
144A, 8.375%, 4/1/2022	1,700,000	1,525,750
144A, 8.5%, 6/1/2018	500,000	466,250
ONEOK Partners LP, 6.15%, 10/1/2016	804,000	934,800
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021	4,500,000	4,275,000
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044	2,500,000	2,568,750
Plains Exploration & Production Co.:
6.125%, 6/15/2019	140,000	154,350
6.75%, 2/1/2022	170,000	191,463
6.875%, 2/15/2023	485,000	554,719
Quicksilver Resources, Inc., 11.75%, 1/1/2016	1,360,000	1,387,200
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022	1,000,000	1,109,572
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021 (d)	360,000	361,350
SandRidge Energy, Inc., 7.5%, 3/15/2021	320,000	339,200
SESI LLC, 7.125%, 12/15/2021	120,000	133,500
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (a)	275,000	290,125
Swift Energy Co.:
7.875%, 3/1/2022	75,000	78,750
144A, 7.875%, 3/1/2022	250,000	262,500
Tesoro Corp.:
4.25%, 10/1/2017	205,000	212,431
5.375%, 10/1/2022	140,000	145,600
Transocean, Inc., 3.8%, 10/15/2022	920,000	911,470

		32,048,531
Financials 8.6%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (a)		545,000	577,700
Akbank TAS, 144A, 5.0%, 10/24/2022		1,000,000	1,044,290
Ally Financial, Inc.:
5.5%, 2/15/2017		65,000	69,880
6.25%, 12/1/2017		2,450,000	2,725,853
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		195,000	201,825
American International Group, Inc., 3.8%, 3/22/2017		1,180,000	1,271,957
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	273,403
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	21,700
7.0%, 5/20/2022		20,000	21,900
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022 (a)		1,000,000	1,029,667
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	21,800
Banco do Brasil SA, 144A, 6.25%, 12/29/2049		1,000,000	992,500
Bancolombia SA, 5.125%, 9/11/2022		2,000,000	2,070,000
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		1,000,000	1,023,435
Bank of America Corp., 3.3%, 1/11/2023		400,000	394,486
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	3,300,000	4,524,618
Barclays Bank PLC, 7.625%, 11/21/2022 (a)		1,000,000	986,250
BBVA Bancomer SA:
144A, 6.5%, 3/10/2021		1,100,000	1,259,500
144A, 6.75%, 9/30/2022 (a)		600,000	699,000
BNP Paribas SA, 2.375%, 9/14/2017		985,000	1,001,087
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		385,000	400,400
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		2,000,000	2,120,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		245,000	249,288
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	110,775
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	181,475
5.25%, 3/15/2018		4,528,000	4,844,960
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		875,000	875,310
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023		700,000	711,340
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,128,000
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	65,100
E*TRADE Financial Corp.:
6.375%, 11/15/2019		555,000	575,812
6.75%, 6/1/2016		1,700,000	1,806,250
European Investment Bank, 6.125%, 1/23/2017	AUD	4,500,000	5,087,743
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (a)		1,350,000	1,485,000
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		645,000	658,424
5.875%, 8/2/2021		1,000,000	1,136,570
8.125%, 1/15/2020		2,415,000	3,041,316
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	37,888
144A, 5.875%, 1/31/2022		30,000	32,775
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,500
General Electric Capital Corp., 2.9%, 1/9/2017		1,000,000	1,053,122
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		500,000	585,197
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		2,040,000	2,060,400
ING Bank NV, 144A, 2.0%, 9/25/2015		1,000,000	1,014,963
International Lease Finance Corp.:
6.25%, 5/15/2019		350,000	386,750
8.625%, 1/15/2022		50,000	63,500
8.75%, 3/15/2017		1,740,000	2,048,850
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		775,000	761,734
Itau Unibanco Holding SA:
144A, 5.5%, 8/6/2022		500,000	522,500
144A, 5.65%, 3/19/2022 (a)		1,000,000	1,060,000
Jefferies Group, Inc., 5.125%, 1/20/2023		240,000	246,172
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		725,000	768,500
8.625%, 7/15/2020 (a)		2,480,000	2,777,600
Lukoil International Finance BV:
144A, 6.125%, 11/9/2020		1,000,000	1,142,500
144A, 7.25%, 11/5/2019		2,000,000	2,410,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		920,000	956,304
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (a)		1,000,000	985,000
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	32,175
National Money Mart Co., 10.375%, 12/15/2016		115,000	126,931
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		55,000	57,750
144A, 5.875%, 3/15/2022		95,000	100,700
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		140,000	137,900
NII Capital Corp., 7.625%, 4/1/2021		10,000	7,850
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	951,186
Petrobras International Finance Co., 5.75%, 1/20/2020		1,000,000	1,117,260
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	159,563
9.25%, 4/1/2015		49,000	49,490
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,618,903
PPL Capital Funding, Inc., 3.5%, 12/1/2022		700,000	703,708
Principal Financial Group, Inc., 3.3%, 9/15/2022		760,000	767,046
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023 (a)		1,500,000	1,477,500
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		900,000	911,759
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		380,000	388,550
7.125%, 4/15/2019		4,910,000	5,241,425
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,509,645
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		215,000	220,106
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		165,000	168,300
SLM Corp., 5.5%, 1/25/2023		535,000	533,561
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,000,000	1,080,000
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		555,000	554,074
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		240,000	241,200
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022 (a)		1,000,000	1,062,500
Turkiye Vakiflar Bankasi TAO, 144A, 6.0%, 11/1/2022 (a)		750,000	780,486
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	480,375
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		260,000	287,300
Vale Overseas Ltd., 8.25%, 1/17/2034		2,000,000	2,659,600
Virgin Media Finance PLC, 4.875%, 2/15/2022		245,000	244,388
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		200,000	210,500
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		95,000	100,938
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		870,000	869,610

			88,477,148

Health Care 1.2%
Agilent Technologies, Inc., 3.2%, 10/1/2022	500,000	492,417
Amgen, Inc., 5.15%, 11/15/2041	550,000	601,794
Aviv Healthcare Properties LP, 7.75%, 2/15/2019	110,000	117,975
Biomet, Inc.:
144A, 6.5%, 8/1/2020	330,000	346,500
144A, 6.5%, 10/1/2020	95,000	96,425
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018	1,080,000	1,136,700
7.125%, 7/15/2020	735,000	793,800
Gilead Sciences, Inc., 4.4%, 12/1/2021	390,000	437,103
HCA Holdings, Inc., 7.75%, 5/15/2021 (a)	790,000	865,050
HCA, Inc.:
5.875%, 3/15/2022	40,000	43,500
6.5%, 2/15/2020	2,020,000	2,247,250
7.5%, 2/15/2022	2,220,000	2,564,100
8.5%, 4/15/2019	150,000	166,875
Hologic, Inc., 144A, 6.25%, 8/1/2020	220,000	236,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020	240,000	250,200
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	350,000	361,821
Mylan, Inc., 144A, 7.875%, 7/15/2020	85,000	99,303
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019	55,000	61,600
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021 (d)	50,000	49,188
6.25%, 11/1/2018	1,110,000	1,218,225
Zoetis, Inc., 144A, 3.25%, 2/1/2023	145,000	143,959

		12,330,285

Industrials 1.8%
Accuride Corp., 9.5%, 8/1/2018	45,000	44,438
ADT Corp., 144A, 3.5%, 7/15/2022	820,000	797,124
Aguila 3 SA, 144A, 7.875%, 1/31/2018	190,000	201,400
Air Lease Corp.:
4.75%, 3/1/2020 (d)	290,000	287,100
5.625%, 4/1/2017	490,000	516,950
BE Aerospace, Inc., 6.875%, 10/1/2020	515,000	569,075
Belden, Inc., 144A, 5.5%, 9/1/2022	330,000	339,900
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (a)	2,835,000	2,863,350
144A, 7.75%, 3/15/2020	25,000	28,313
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021	245,000	252,350
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021	145,000	144,638
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022	195,000	205,238
GenCorp, Inc., 144A, 7.125%, 3/15/2021	730,000	755,550
Georgian Railway JSC, 144A, 7.75%, 7/11/2022	1,000,000	1,170,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018	65,000	71,256
7.125%, 3/15/2021	255,000	280,500
Iron Mountain, Inc., 5.75%, 8/15/2024	230,000	232,012
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018	390,000	401,700
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017	290,000	286,375
Nortek, Inc., 8.5%, 4/15/2021	885,000	1,002,262
Owens Corning, Inc., 4.2%, 12/15/2022	280,000	284,070
Ply Gem Industries, Inc., 9.375%, 4/15/2017	160,000	173,600
TransDigm, Inc., 7.75%, 12/15/2018	405,000	450,056
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,000,000	1,988,000
United Rentals North America, Inc.:
5.75%, 7/15/2018	390,000	419,250
6.125%, 6/15/2023	25,000	26,750
7.375%, 5/15/2020	100,000	110,000
7.625%, 4/15/2022	1,260,000	1,404,900
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (a)	1,000,000	832,500
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041	2,000,000	2,280,000

		18,418,657

Information Technology 1.8%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017	245,000	255,413
Avaya, Inc., 144A, 7.0%, 4/1/2019	1,355,000	1,294,025
CDW LLC, 8.5%, 4/1/2019	2,910,000	3,222,825
CyrusOne LP, 144A, 6.375%, 11/15/2022	95,000	101,413
Equinix, Inc., 7.0%, 7/15/2021	2,600,000	2,899,000
Fidelity National Information Services, Inc., 7.625%, 7/15/2017	10,000	10,800
First Data Corp.:
144A, 6.75%, 11/1/2020	665,000	683,287
144A, 7.375%, 6/15/2019	2,800,000	2,947,000
144A, 8.875%, 8/15/2020	745,000	825,087
144A, 11.25%, 1/15/2021 (d)	265,000	265,663
Fiserv, Inc., 3.5%, 10/1/2022	500,000	492,523
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018	1,420,000	1,562,000
Hewlett-Packard Co., 3.3%, 12/9/2016	725,000	746,010
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019	250,000	276,250
7.625%, 6/15/2021	915,000	1,047,675
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022	195,000	193,538
Xerox Corp., 2.95%, 3/15/2017	410,000	416,163

		17,238,672

Materials 2.6%
Alpek SA de CV, 144A, 4.5%, 11/20/2022 (a)	1,500,000	1,548,750
Axiall Corp., 144A, 4.875%, 5/15/2023 (d)	60,000	60,450
Cemex SAB de CV, 144A, 9.0%, 1/11/2018	2,000,000	2,160,000
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019	150,000	153,750
Corporation Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022	3,000,000	2,954,985
Crown Americas LLC, 7.625%, 5/15/2017	30,000	31,746
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021	120,000	120,750
Essar Steel Algoma, Inc., 144A, 9.875%, 6/15/2015	10,000	7,800
Evraz Group SA, 144A, 7.4%, 4/24/2017	2,000,000	2,155,000
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017	130,000	133,575
144A, 6.375%, 2/1/2016	1,000,000	1,030,000
144A, 6.875%, 4/1/2022	4,370,000	4,522,950
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	800,000	779,657
Huntsman International LLC:
4.875%, 11/15/2020	220,000	222,200
8.625%, 3/15/2021	80,000	91,600
IAMGOLD Corp., 144A, 6.75%, 10/1/2020	285,000	279,300
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021	550,000	591,250
144A, 8.75%, 6/1/2020	170,000	188,700
Kaiser Aluminum Corp., 8.25%, 6/1/2020	225,000	251,437
Molycorp, Inc., 144A, 10.0%, 6/1/2020	485,000	485,000
Novelis, Inc., 8.75%, 12/15/2020	4,725,000	5,339,250
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	160,000	184,000
Polymer Group, Inc., 7.75%, 2/1/2019	330,000	358,875
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021	200,000	210,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022 (a)	1,400,000	1,395,800
Sealed Air Corp.:
144A, 8.125%, 9/15/2019	30,000	34,125
144A, 8.375%, 9/15/2021	30,000	34,425
Southern Copper Corp., 5.25%, 11/8/2042	1,000,000	975,800
Unifrax I LLC, 144A, 7.5%, 2/15/2019 (d)	55,000	55,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018	95,000	98,325
Wolverine Tube, Inc., 6.0%, 6/28/2014	28,700	28,700

		26,483,200

Telecommunication Services 4.1%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	13,000,000	1,075,533
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		490,000	488,532
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		370,000	397,288
8.375%, 10/15/2020		3,325,000	3,615,937
8.75%, 3/15/2018 (a)		1,360,000	1,436,500
Cricket Communications, Inc., 7.75%, 10/15/2020		3,280,000	3,403,000
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		610,000	680,150
144A, 10.5%, 4/15/2018		1,125,000	1,254,375
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,550,000	3,763,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,616	121
Frontier Communications Corp.:
6.625%, 3/15/2015		1,000,000	1,085,000
8.5%, 4/15/2020 (a)		3,745,000	4,325,475
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		45,000	48,150
7.5%, 4/1/2021		4,585,000	4,974,725
Intelsat Luxembourg SA, 11.25%, 2/4/2017		2,670,000	2,830,200
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		70,000	76,125
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		740,000	784,400
SBA Communications Corp., 144A, 5.625%, 10/1/2019		190,000	199,500
Sprint Nextel Corp.:
6.0%, 12/1/2016		3,605,000	3,884,387
8.375%, 8/15/2017 (a)		460,000	531,875
9.125%, 3/1/2017		375,000	440,625
tw telecom holdings, Inc., 5.375%, 10/1/2022		275,000	288,750
Windstream Corp.:
144A, 6.375%, 8/1/2023 (a)		245,000	245,613
7.0%, 3/15/2019		90,000	91,800
7.5%, 6/1/2022		155,000	167,788
7.5%, 4/1/2023		80,000	85,600
7.75%, 10/15/2020		2,665,000	2,898,188
7.75%, 10/1/2021		320,000	349,600
7.875%, 11/1/2017 (a)		2,595,000	2,964,787

			42,387,024

Utilities 1.6%
AES Corp.:
8.0%, 10/15/2017	110,000	127,050
8.0%, 6/1/2020	95,000	109,250
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022	1,430,000	1,410,050
Calpine Corp.:
144A, 7.5%, 2/15/2021	3,096,000	3,359,160
144A, 7.875%, 7/31/2020	360,000	396,900
DTE Energy Co., 7.625%, 5/15/2014	305,000	330,994
Dubai Electricity & Water Authority:
144A, 7.375%, 10/21/2020	1,000,000	1,220,000
144A, 8.5%, 4/22/2015	1,000,000	1,120,000
Electricite de France SA, 144A, 5.25%, 1/29/2049	400,000	390,484
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	838,000	918,837
GDF Suez, 144A, 2.875%, 10/10/2022	1,500,000	1,484,934
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032 (a)	1,600,000	1,732,000
NRG Energy, Inc., 8.25%, 9/1/2020	755,000	853,150
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022 (a)	970,000	1,045,125
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021	2,000,000	2,230,000

		16,727,934

Total Corporate Bonds (Cost $284,771,312)		294,899,367

Asset-Backed 0.7%
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.956% **, 8/15/2018	2,020,000	2,099,045
Miscellaneous 0.5%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958% **, 1/17/2024	2,000,000	2,016,816
CIFC Funding Ltd., "B1L", Series 2012-2A, 144A, 4.61% **, 12/5/2024	2,700,000	2,714,361

		4,731,177

Total Asset-Backed (Cost $6,567,464)		6,830,222

Mortgage-Backed Securities Pass-Throughs 3.6%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021	181,617	201,017
Federal National Mortgage Association:
2.638% **, 8/1/2037	452,791	486,299
6.0%, 2/1/2037	400,755	438,780
6.5%, with various maturities from 4/1/2017 until 6/1/2017	250,036	271,355
8.0%, 9/1/2015	89,057	93,957
Government National Mortgage Association:
3.0%, with various maturities from 7/1/2042 until 8/1/2042 (d)	14,000,000	14,609,532
3.5%, 10/20/2042	8,916,406	9,315,554
4.0%, 7/1/2040 (d)	10,000,000	10,877,344
6.5%, 8/20/2034	153,651	176,872

Total Mortgage-Backed Securities Pass-Throughs (Cost $36,668,725)		36,470,710

Commercial Mortgage-Backed Securities 0.7%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.506% **, 11/15/2015	3,648,182	3,652,017
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.716% **, 6/11/2040	240,000	280,659
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032	1,180,000	1,229,782
"A4", Series 2007-C1, 5.716%, 2/15/2051	825,000	961,224
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	1,100,000	1,299,033

Total Commercial Mortgage-Backed Securities (Cost $7,168,707)		7,422,715

Collateralized Mortgage Obligations 2.3%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026	3,807,963	418,395
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026	1,520,774	199,205
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	4,600,230	454,906
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027	4,686,145	463,037
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027	6,060,680	721,535
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	1,854,302	176,040
"P", Series 3808, 4.0%, 11/15/2038	4,000,000	4,322,487
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025	5,863,442	877,368
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	6,031,812	1,069,285
Federal National Mortgage Association:
"JZ", Series 2012-4, 4.0%, 9/25/2041	1,607,347	1,752,443
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033	1,064,013	245,170
"PI", Series 2006-20, Interest Only, 6.476% ***, 11/25/2030	4,198,212	853,747
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026	4,512,758	482,148
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023	2,065,617	175,317
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039	994,184	182,349
"GP", Series 2010-67, 4.5%, 3/20/2039	1,000,000	1,141,480
"ND", Series 2010-130, 4.5%, 8/16/2039	3,400,000	3,887,240
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038	4,645,431	695,433
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	2,535,197	79,383
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039	4,348,701	615,862
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039	1,638,542	130,408
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039	4,326,111	622,524
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039	2,935,146	472,242
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033	2,005,929	1,928,891
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112% **, 3/25/2049	1,350,000	1,362,423

Total Collateralized Mortgage Obligations (Cost $21,145,292)		23,329,318

Government & Agency Obligations 5.8%
Sovereign Bonds 2.3%
Canadian Government Bond, 0.75%, 5/1/2014	CAD	10,000,000	9,980,048
Republic of Croatia, 144A, 6.25%, 4/27/2017		3,000,000	3,300,000
Republic of Hungary, 4.75%, 2/3/2015		2,000,000	2,050,000
Republic of Poland, 3.0%, 3/17/2023		2,000,000	1,935,000
Republic of Turkey, 3.25%, 3/23/2023		1,000,000	959,800
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016		2,000,000	2,020,000
United Mexican States, 4.75%, 3/8/2044		2,500,000	2,628,750
Vnesheconombank, 144A, 6.025%, 7/5/2022		550,000	631,125

			23,504,723
U.S. Government Sponsored Agency 0.5%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,502,149
U.S. Treasury Obligations 3.0%
U.S. Treasury Bills:
0.125% ****, 3/7/2013 (e)		60,000	59,998
0.13% ****, 3/7/2013 (e)		2,218,000	2,217,907
0.13% ****, 3/7/2013 (e)		934,000	933,961
U.S. Treasury Bond, 5.375%, 2/15/2031		1,000,000	1,379,688
U.S. Treasury Notes:
0.75%, 6/15/2014 (f)		8,000,000	8,058,440
0.875%, 12/31/2016		3,000,000	3,029,064
1.0%, 8/31/2016 (a)		4,430,000	4,501,296
1.625%, 8/15/2022		10,000,000	9,728,910
1.625%, 11/15/2022 (a)		1,250,000	1,210,156

			31,119,420

Total Government & Agency Obligations (Cost $59,338,581)			59,126,292

	Shares	Value ($)
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc. 144A, 7.5%, 3/31/2015 (PIK) (Cost $616,874)	622,934	738,239

	Principal Amount ($)(c)	Value ($)
Loan Participations and Assignments 2.1%
Senior Loans ** 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *	233,333	0
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	380,000	390,271

		390,271
Sovereign Loans 2.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015	1,000,000	1,058,700
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022	1,750,000	1,757,000
Gazprom OAO, 144A, 4.95%, 7/19/2022 (a)	2,000,000	2,095,000
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014	1,000,000	1,027,500
Novatek OAO:
144A, 4.422%, 12/13/2022 (a)	750,000	750,938
144A, 5.326%, 2/3/2016	1,000,000	1,065,500
Rosneft Oil Co., 144A, 4.199%, 3/6/2022 (a)	1,000,000	1,000,000
RZD Capital PLC, 5.739%, 4/3/2017	1,500,000	1,655,250
Sberbank of Russia, 144A, 6.125%, 2/7/2022	2,000,000	2,282,580
Severstal OAO, 144A, 5.9%, 10/17/2022	1,750,000	1,800,750
Vimpel Communications, 144A, 7.748%, 2/2/2021	2,000,000	2,290,000
VTB Bank OJSC:
144A, 6.0%, 4/12/2017	2,000,000	2,140,000
144A, 6.95%, 10/17/2022	2,000,000	2,116,000

		21,039,218

Total Loan Participations and Assignments (Cost $21,094,233)		21,429,489
Preferred Securities 0.1%
Financials 0.1%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (g)	250,000	252,500
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)	889,000	898,290

		1,150,790
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029	141,000	129,150

Total Preferred Securities (Cost $1,280,275)		1,279,940

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (h) (Cost $6,000)	6	20,865

	Contracts	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future Expiration Date 5/24/2013, Strike Price $133.5	1,175	257,031

Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.1%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	3,100,000	121,150
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	9,400,000	347,981
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	9,400,000	324,909

		794,040

Total Call Options Purchased (Cost $1,493,566)		1,051,071
Securities Lending Collateral 11.2%
Daily Assets Fund Institutional, 0.17% (i) (j) (Cost $115,040,422)	115,040,422	115,040,422
Cash Equivalents 0.9%
Central Cash Management Fund, 0.11% (i) (Cost $9,762,411)	9,762,411	9,762,411

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,095,738,253) †	113.2	1,159,166,003
Other Assets and Liabilities, Net	(13.2)	(134,889,383)

Net Assets	100.0	1,024,276,620

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount	Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	233,333	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,616	403,824	121
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	100,000	63
				737,157	184

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,098,496,042.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $60,669,961.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $80,222,801 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,552,840.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $109,432,426 which is 10.7% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	At January 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At January 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(g)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	6,000	20,865	0.002

(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/20/2013	150	20,108,783	(299,291)
10 Year U.S. Treasury Note	USD	3/19/2013	454	59,601,688	(272,593)
Federal Republic of Germany Euro-Bund	EUR	3/7/2013	147	28,322,776	(151,063)
Ultra Long U.S. Treasury Bond	USD	3/19/2013	31	4,852,469	(122,176)
United Kingdom Long Gilt Bond	GBP	3/26/2013	78	14,395,901	(329,459)
Total unrealized depreciation					(1,174,582)

At January 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/28/2013	90	11,136,094	59,239

At January 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	150,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	20,231	5,224	15,007
9/20/2012 12/20/2017	4,800,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(353,643)	(586,017)	232,374
9/20/2012 12/20/2017	2,400,0003	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(176,822)	(265,150)	88,328
9/20/2012 12/20/2017	490,0004	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	60,650	35,571	25,079
Total unrealized appreciation					360,788

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At January 31, 2013, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	21,400,0003	Floating — LIBOR	Fixed — 0.515%	24,024	—	24,024
7/16/2013 7/16/2018	18,000,0003	Floating — LIBOR	Fixed — 1.148%	(55,505)	—	(55,505)
7/16/2013 7/16/2023	400,0003	Fixed — 1.858%	Floating — LIBOR	13,005	—	13,005
9/17/2013 9/17/2022	3,000,0005	Fixed — 2.0%	Floating — LIBOR	31,086	577	30,509
7/16/2013 7/16/2033	1,300,0003	Floating — LIBOR	Fixed — 2.322%	(119,287)	—	(119,287)
7/16/2013 7/16/2043	2,200,0003	Floating — LIBOR	Fixed — 2.424%	(284,691)	—	(284,691)
Total net unrealized depreciation					(391,945)

Counterparties:
1	Credit Suisse
2	BNP Paribas
3	Citigroup, Inc.
4	UBS AG
5	Morgan Stanley
LIBOR: London Interbank Offered Rate

At January 31, 2013, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (m)

Put Options
10 Year U.S. Treasury Note Future	50	2/22/2013	131.0	19,421	(26,563)

(m)	Unrealized depreciation on written options on exchange-traded futures contracts at January 31, 2013 was $7,142.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (n)

Call Options
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	3,100,000	5/9/2016	105,400	(83,472)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	9,400,000	4/25/2016	347,800	(238,872)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	9,400,000	4/20/2016	335,110	(222,624)
Total Call Options				788,310	(544,968)
Put Options
Pay Fixed - 1.9% - Receive Floating LIBOR	4/24/2013 4/24/2023	9,400,000	4/22/2013	128,780	(38,753)

Total				917,090	(583,721)

(n)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2013 was $333,369.
At January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	44,250,000	USD	3,482,418	2/5/2013	2,167	JPMorgan Chase Securities, Inc.
USD	2,294,934	MXN	29,500,000	2/5/2013	25,234	JPMorgan Chase Securities, Inc.
JPY	200,000,000	USD	2,263,055	2/7/2013	75,906	BNP Paribas
JPY	615,400,490	EUR	5,300,000	2/8/2013	466,604	JPMorgan Chase Securities, Inc.
USD	6,723,616	NZD	8,100,000	2/19/2013	67,130	BNP Paribas
NZD	5,400,000	USD	4,537,134	2/19/2013	9,970	Nomura International PLC
NZD	2,700,000	USD	2,264,776	2/19/2013	1,194	BNP Paribas
USD	2,288,295	EUR	1,700,000	2/22/2013	20,207	Nomura International PLC
JPY	100,000,000	USD	1,118,740	2/22/2013	25,059	BNP Paribas
JPY	100,000,000	USD	1,125,727	2/22/2013	32,046	Nomura International PLC
JPY	200,000,000	USD	2,208,585	2/22/2013	21,223	Barclays Bank PLC
AUD	1,037,543	EUR	800,000	2/28/2013	6,417	Barclays Bank PLC
USD	2,246,873	SEK	14,300,000	2/28/2013	1,148	Nomura International PLC
EUR	1,700,000	CHF	2,102,577	2/28/2013	2,381	JPMorgan Chase Securities, Inc.
USD	24,846	CHF	22,641	2/28/2013	39	Nomura International PLC
AUD	4,950,000	USD	5,154,262	4/9/2013	17,091	BNP Paribas
CAD	10,000,000	USD	10,116,113	4/9/2013	104,660	Nomura International PLC
Total unrealized appreciation					878,476

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,166,870	MXN	14,750,000	2/5/2013	(6,787)	Barclays Bank PLC
USD	2,245,492	ZAR	19,300,000	2/7/2013	(88,730)	Barclays Bank PLC
USD	2,292,001	JPY	200,000,000	2/7/2013	(104,851)	Barclays Bank PLC
ZAR	19,300,000	USD	2,136,001	2/7/2013	(20,760)	JPMorgan Chase Securities, Inc.
EUR	5,300,000	JPY	605,113,370	2/8/2013	(579,102)	Barclays Bank PLC
USD	113,432	JPY	10,287,120	2/8/2013	(934)	Nomura International PLC
EUR	1,700,000	USD	2,262,295	2/22/2013	(46,207)	Nomura International PLC
EUR	1,800,700	USD	2,422,878	2/25/2013	(22,411)	JPMorgan Chase Securities, Inc.
CHF	2,125,218	EUR	1,700,000	2/28/2013	(27,266)	Nomura International PLC
EUR	3,300,000	USD	4,312,447	4/9/2013	(169,879)	Barclays Bank PLC
Total unrealized depreciation					(1,066,927)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound	ZAR	South African Rand
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(o)
Consumer Discretionary	$17,597,605	$22,281,226	$0	$39,878,831
Consumer Staples	66,675,799	43,391,085	—	110,066,884
Energy	67,537,956	7,585,413	—	75,123,369
Financials	38,498,043	22,970,164	—	61,468,207
Health Care	12,627,797	68,879,277	—	81,507,074
Industrials	—	38,064,359	0	38,064,359
Information Technology	49,570,048	10,394,684	—	59,964,732
Materials	37,722,794	9,625,415	22,378	47,370,587
Telecommunications Services	—	24,634,065	—	24,634,065
Utilities	34,973,884	8,493,018	—	43,466,902
Preferred Stock	—	190,326	—	190,326
Warrants(o)	—	—	29,606	29,606
Fixed Income Investments(o)
Corporate Bonds	—	294,870,667	28,700	294,899,367
Asset Backed	—	6,830,222	—	6,830,222
Mortgage-Backed Securities Pass- Throughs	—	36,470,710	—	36,470,710
Commercial Mortgage-Backed Securities	—	7,422,715	—	7,422,715
Collateralized Mortgage Obligations	—	23,329,318	—	23,329,318
Government & Agency Obligations	—	59,126,292	—	59,126,292
Convertible Bond	—	—	738,239	738,239
Loan Participations and Assignments	—	21,429,489	0	21,429,489
Preferred Securities	—	1,279,940	—	1,279,940
Other Investments	—	—	20,865	20,865
Short-Term Investments(o)	124,802,833	—	—	124,802,833
Derivatives(p)
Purchased Options	257,031	794,040	—	1,051,071
Futures Contracts	59,239	—	—	59,239
Credit Default Swap Contracts	—	360,788	—	360,788
Interest Rate Swap Contracts	—	67,538	—	67,538
Forward Foreign Currency Exchange Contracts	—	878,476	—	878,476
Total	$450,323,029	$709,369,227	$839,788	$1,160,532,044
Liabilities
Derivatives(p)
Futures Contracts	$(1,174,582)	$—	$—	$(1,174,582)
Interest Rate Swap Contracts	—	(459,483)	—	(459,483)
Written Options	(26,563)	(583,721)	—	(610,284)
Forward Foreign Currency Exchange Contracts	—	(1,066,927)	—	(1,066,927)
Total	$(1,201,145)	$(2,110,131)	$—	$(3,311,276)

During the period ended January 31, 2013, the amount of transfers between Level 3 and Level 2 was $130,425. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(o)	See Investment Portfolio for additional detailed categorizations.
(p)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$360,788	$—	$—
Foreign Exchange Contracts	$—	$—	$(188,451)	$—
Interest Rate Contracts	$(1,115,343)	$(391,945)	$—	$(116,267)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013